UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [x]; Amendment Number:   1
                                               -------

This Amendment (Check only one.):               [x] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     5/11/05
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        79
                                         --------------
Form 13F Information Table Value Total:  $ 150,686
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      270     5800 SH       SOLE                     5400               400
Agree Realty Corp              COM              008492100      800    29650 SH       SOLE                    22205              1170
Allstate Corp Com              COM              020002101     4397    81327 SH       SOLE                    33197             36955
American Greetings Corp        COM              026375105     4435   174050 SH       SOLE                    82050             64200
American Pac Corp              COM              028740108       86    11900 SH       SOLE                     8850
Anadarko Pete Corp             COM              032511107     5262    69150 SH       SOLE                    28700             26875
Apache Corp Com                COM              037411105     8567   139920 SH       SOLE                    57345             60925
Archer Daniels Midland Co      COM              039483102     2842   115610 SH       SOLE                    54885             45800
Ashford Hospitality Tr         COM              044103109      490    48000 SH       SOLE                    34000
B P Blc                        COM              055622104      293     4688 SH       SOLE                     4688
Belo Corp Com Ser A            COM              080555105     3149   130451 SH       SOLE                    56000             49451
Berry Pete Co Cl A             COM              085789105      288     5600 SH       SOLE                     4900
Black & Decker Corp            COM              091797100      944    11950 SH       SOLE                     8600              2100
Boston Scientic Corp           COM              101137107     2897    98900 SH       SOLE                    40775             38000
Bowater Inc                    COM              102183100      512    13600 SH       SOLE                    10450              1350
Brinks Co                      COM              109696104     2447    70719 SH       SOLE                    32545             25749
Buckeye Technologies Inc       COM              118255108      320    29650 SH       SOLE                    23250
Burlington Res Inc Com         COM              122014103     3076    61440 SH       SOLE                    25695             24725
CPI Corp                       COM              125902106      465    30786 SH       SOLE                    13834             13952
Calloway Golf Co               COM              131193104      254    19825 SH       SOLE                    15350                75
Century Aluminum Company       COM              156431108      318    10500 SH       SOLE                     8000
Cimarex Energy Co              COM              171798101     2489    63825 SH       SOLE                    25275             24750
Comerica Inc                   COM              200340107      501     9100 SH       SOLE                     6900              1600
Conocophillips                 COM              20825C104     8380    77703 SH       SOLE                    33140             33073
Devon Energy                   COM              25179M103     8540   178850 SH       SOLE                    74200             77900
Dominion Resources             COM              25746U109     4507    60555 SH       SOLE                    25875             24380
Dow Chemical                   COM              260543103     4372    87705 SH       SOLE                    35955             36400
Eagle Hospitality Pptys Trust  COM              26959T102     1176   131120 SH       SOLE                    83170              1400
Eaton Corp                     COM              278058102      262     4000 SH       SOLE                     3250               450
Education Realty Trust         COM              28140H104     1213    72950 SH       SOLE                    47250              1200
Encore Acquisition Co          COM              29255W100     1345    32575 SH       SOLE                    20125              9150
First Merchants                COM              320817109      382    14750 SH       SOLE                    14750
Fluor Corp                     COM              343412102     5895   106350 SH       SOLE                    44775             46250
Fortune Brands                 COM              349631101     2359    29260 SH       SOLE                    11190             12295
Gillette Co                    COM              375766102      208     4120 SH       SOLE                     4120
Government Properties Trust    COM              38374W107      805    80795 SH       SOLE                    63520              1150
Helmerich & Payne Inc          COM              423452101      316     7950 SH       SOLE                     6200
ITLA Capital Corp              COM              450565106      224     4475 SH       SOLE                     3400
Johnson & Johnson              COM              478160104     2739    40780 SH       SOLE                    16040             17745
Kimberly Clark                 COM              494368103      582     8861 SH       SOLE                     6876              1000
Manor Care Inc                 COM              564055101     3264    89775 SH       SOLE                    38250             35025
Masco Corp                     COM              574599106     3098    89370 SH       SOLE                    36650             36525
Meadwestvaco Corp              COM              583334107     5183   162875 SH       SOLE                    67600             69400
Moneygram International        COM              60935Y109     2082   110240 SH       SOLE                    41740             44550
Multimedia Games Inc.          COM              625453105      102    13100 SH       SOLE                    10350
Norfolk Southern Corp          COM              655844108     4515   121851 SH       SOLE                    51155             54326
Pacificare Health Sys Inc      COM              695112102     5146    90405 SH       SOLE                    40800             34700
Parker Hannifin Corp           COM              701094104      311     5100 SH       SOLE                     4150               650
Pfizer Inc                     COM              717081103      446    16987 SH       SOLE                     9865              5827
Phelps Dodge                   COM              717265102     7568    74390 SH       SOLE                    31065             30990
Southwestern Energy Co         COM              845467109      630    11100 SH       SOLE                     6450              3000
Tidewater Inc Com              COM              886423102      290     7450 SH       SOLE                     5600
Trinity Inds Inc               COM              896522109     4161   147700 SH       SOLE                    65850             58525
Trizetto Group Inc             COM              896882107      228    24500 SH       SOLE                    17550
US Bancorp                     COM              902973304     2934   101807 SH       SOLE                    42280             41417
Union Pac Corp                 COM              907818108     3243    46525 SH       SOLE                    18925             19350
Vulcan Materials Company       COM              929160109      216     3800 SH       SOLE                     3400               200
Washington Mutual              COM              939322103      203     5135 SH       SOLE                                       5135
Wells Fargo Co                 COM              949746101     3050    50997 SH       SOLE                    21190             20802
Weyerhaeuser Co                COM              962166104     4183    61064 SH       SOLE                    24605             25634
Abbey Nat'l Group Perp 7.375%  PFD              002920700      240     9000 SH       SOLE                     6000
Kilroy Realty Corp 7.5% Pfd    PFD              49427F504     1055    42550 SH       SOLE                    37550              4000
Royal Bk Scotland 8% Pfd       PFD              780097861      432    17000 SH       SOLE                    17000
Petrofund Energy Trust         TR UNIT          71648W108      430    29410 SH       SOLE                    19325              1615
Provident Energy Trust         TR UNIT          74386K104      415    41980 SH       SOLE                    27600              2400
Third Ave Tr Intl Value        TR UNIT          884116500      293    15199 SH       SOLE                     6435
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      291    12300 SH       SOLE                    12300
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105      879    64500 SH       SOLE                    64500
Western Asset Claymore US Trea COM SHS          95766Q106      622    47384 SH       SOLE                    44084              3300
Atlas Pipeline Partners Unit L LTD              049392103      558    12435 SH       SOLE                     5525
Energy Transfer Partners LP    LTD              29273R109      950    30350 SH       SOLE                    20090
Enterprise Products LP         LTD              293792107      433    16832 SH       SOLE                    11402
Inergy L P                     LTD              456615103      291     8990 SH       SOLE                     4640
Kaneb Pipe Line Partners LP    LTD              484169107      745    12525 SH       SOLE                     7050
Municipal Mtg & Eqty LLC       LTD              62624B101     1517    62326 SH       SOLE                    53970
Northern Border Partners       LTD              664785102      415     8600 SH       SOLE                     6325
Pacific Energy Partners LP     LTD              69422R105      691    22725 SH       SOLE                    14535
Plains All American Pipeline L LTD              726503105      936    24155 SH       SOLE                    12565
Teppco Partners L P            LTD              872384102      235     5590 SH       SOLE                     2640